Long-Term Debt, $55.0 Million Term Loan Facility (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 12, 2022
$55.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	$ 55,000	$ 55,000	$ 55,000